Expense Example, No Redemption (Vanguard Massachusetts Tax-Exempt Fund - Investor Shares, Vanguard Massachusetts Tax-Exempt Fund, USD $)	12 Months Ended
Nov. 30, 2012
Vanguard Massachusetts Tax-Exempt Fund - Investor Shares | Vanguard Massachusetts Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	$ 16
3 YEAR	52
5 YEAR	90
10 YEAR	$ 205